Capital commitments and contingent liabilities	9 Months Ended
Sep. 30, 2025
Capital commitments and contingent liabilities
Capital commitments and contingent liabilities

19.Capital commitments and contingent liabilities

Capital commitments

The Group was committed to the purchase of property, plant and equipment of approximately $108.8 million at September 30, 2025 (December 31, 2024: $98.9 million).

Contingent liabilities

Note 32, ‘Capital commitments and contingent liabilities’, in the Group’s consolidated financial statements for the year ended December 31, 2024, outlines the Group’s capital commitments and contingent liabilities as of that date. There have been no material changes to the contingent liabilities during the reporting period.